Financial risk management - Interest rate risk (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in earnings due to 1% increase in interest rate	€ 41	€ 0